Segment and Geographical Area Information (Tables)	3 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Summary of financial information by operating segment
The following tables provide financial information by operating segment for each period or as of each period-end, as applicable:

	Quarter Ended
	March 31,
	2012	2011
Net Sales:
Fabricated Products	$365.4	$322.6
Segment Operating Income (Loss):
Fabricated Products [1,2]	$54.1	$27.0
All Other[3]	(7.9)	(7.2)
Total operating income	$46.2	$19.8
Interest expense	(4.1)	(4.5)
Other income (expense), net	0.7	1.7
Income before income taxes	$42.8	$17.0
Depreciation and Amortization:
Fabricated Products	$6.2	$6.2
All Other	0.1	0.1
Total depreciation and amortization	$6.3	$6.3
Capital expenditures:
Fabricated Products	$8.8	$6.2
All Other	0.2	—
Total capital expenditures	$9.0	$6.2
Income Taxes Paid:
Fabricated Products —
United States	$—	$0.1
Canada	0.2	—
Total income taxes paid	$0.2	$0.1

	March 31, 2012	December 31, 2011
Segment assets:
Fabricated Products	$647.6	$637.0
All Other[4]	742.7	683.6
Total assets	$1,390.3	$1,320.6
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1.	Operating results in the Fabricated Products segment for the quarters ended March 31, 2012 and March 31, 2011 included LIFO inventory (benefits) charges of $(2.9) and $14.9, respectively.

2.
Fabricated Products segment results for the quarter ended March 31, 2012 include non-cash mark-to-market gains (losses) on primary aluminum, natural gas and electricity hedging activities totaling $5.2, $(1.2) and $(0.9), respectively. Fabricated Products segment results for the quarter ended March 31, 2011 include non-cash mark-to-market gains on primary aluminum and natural gas hedging activities totaling $3.1 and $1.2, respectively. For further discussion regarding mark-to-market matters, see Note 10.

3.	Operating results in All Other represent operating expenses in the Corporate and Other business unit.

4.	Assets in All Other represent primarily all of the Company’s cash and cash equivalents, financial derivative assets, net assets in respect of VEBAs and net deferred income tax assets.